Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Revenue [Abstract]
Revenue
3.	Revenue

The table below shows the Company’s revenue streams disaggregated by its categories that depict the nature, amount, timing and uncertainty of revenue and cash flows by their economic factors.

	Timing of	Six months ended
	revenue recognition	30/06/2018	30/06/2019
		US$’000	US$’000

Merchandise revenue	Merchandise revenue recognized at a point in time	41,970	28,227
Marketplace revenue	Service revenue recognized at a point in time	2,154	2,660
Rental revenue	Rental revenue recognized over time	222	236

		44,346	31,123

23	Revenue

The table below shows the Group’s revenue streams disaggregated by its categories that depict the nature, amount, timing and uncertainty of revenue and cash flows by their economic factors.

		31/12/2016	31/12/2017	31/12/2018
	Timing of revenue recognition	US$’000	US$’000	US$’000
Merchandise revenue	Merchandise revenue recognized at a point in time	125,769	104,347	83,412
Marketplace revenue	Service revenue recognized at a point in time	2,234	3,056	4,498
Rental revenue	Short-term rental revenue recognized over time	—	336	469
		128,003	107,739	88,379

Contract balances

The following table provides information about trade receivables and contract liabilities from contracts with customers.

	Note	31/12/2017	31/12/2018
		US$’000	US$’000
Trade receivables	11	3,600	3,890
Contract liabilities	21	(3,426)	(4,297)

The amount of US$3,426,000 recognized in contract liabilities at the beginning of the period has been recognized as revenue for the period ended 31 December 2018.

No information is provided about remaining performance obligations at 31 December 2018 that have an original expected duration of one year or less, as allowed by IFRS 15.